Employee costs (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Employee Costs

	2022 £m	2021 (1) £m	2020 (1) £m

Wages and salaries	6,110	5,858	6,464

Social security costs	763	793	775

Pension and other post-employment costs, including augmentations (Note 31)	369	415	466

Cost of share-based incentive plans	314	345	330

Severance and other costs from integration and restructuring activities	137	269	520

	7,693	7,680	8,555

Summary of Cost of Share-based Incentive Plans
The cost of share-based incentive plans is analysed as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Share Value Plan	243	258	266

Performance Share Plan	55	51	56

Share option plans	4	5	4

Cash settled and other plans	12	31	4

	314	345	330

Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors)
The average number of persons employed by the Group (including Directors) during the year:

	2022 Number	2021 (1) Number	2020 (1) Number

Manufacturing	22,946	23,562	24,536

Selling, general and administration	34,642	36,909	37,977

Research and development	11,542	10,874	10,744

Total Continuing Operations	69,130	71,345	73,257

Discontinued Operations	21,292	20,616	22,628

Total	90,422	91,961	95,885
Note: Consumer Healthcare divested on 18 July 2022 is shown as Discontinued Operations in the above table.

Summary of Compensation of the Directors and Senior Management
The compensation of the Directors and senior management (members of the GLT) in aggregate, was as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Wages and salaries	31	27	21

Social security costs	5	3	4

Pension and other post-employment costs	2	3	3

Cost of share-based incentive plans	28	27	23

	66	60	51